Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Reconciliation of changes in unrecognized tax benefits
Balance at the beginning of the period	$ 387	$ 359	$ 393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	0
Lapse of statute of limitations	(19)	(29)	(20)
Balance at the end of the period	383	387	359
Unrecognized tax benefits that would impact the effective tax rate if recognized	231	239
Interest expense recognized as component of income tax expense	8
Penalties recognized as component of income tax expense	0	0
Accrued interest in income tax expense	$ 85	$ 79